Risk Management Activities - Non-Hedges (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about hedges [line items]
Fair value liability		$ 7
Fair value asset					$ 5
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract One
Disclosure of detailed information about hedges [line items]
Fair value liability		(1)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract Two
Disclosure of detailed information about hedges [line items]
Fair value asset		(13)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026
Disclosure of detailed information about hedges [line items]
Fair value liability					(1)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Fair value liability					19
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Fair value asset		(9)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Fair value asset					5
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Fair value liability		8
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Fair value asset					(4)
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold	$ 14
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026
Disclosure of detailed information about hedges [line items]
Notional amount sold				$ 125
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Notional amount purchased	$ 153
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount purchased				$ 152
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount purchased		10
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount purchased		585
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026
Disclosure of detailed information about hedges [line items]
Notional amount purchased					113
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount purchased					1,113
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Notional amount sold		$ 192
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount sold					$ 190
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024-2027, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold			$ 419
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold						$ 828
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Notional amount sold			101
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount sold						100
USD | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2024
Disclosure of detailed information about hedges [line items]
Notional amount purchased			$ 140
USD | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount purchased						$ 140